Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 75.1	$ 59.5	$ 67.9
Amortization expense related to computer software costs	9.3	5.1	6.2
Repairs and maintenance expense	13.0	15.4	15.9
Computer Software to be Sold, Leased or Marketed
Property, Plant and Equipment [Line Items]
Asset impairment charges	7.5	1.0
Machinery and equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges	1.7
Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges	1.5
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges	0.1
Buildings and improvements
Property, Plant and Equipment [Line Items]
Asset impairment charges	0.1
Fixed Asset Abandonment
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 10.9	$ 3.1	$ 19.6